Summary of Significant Accounting Policies - Estimated Useful Life of Intangible assets (Details)	Dec. 31, 2023
Developed technology
Finite-Lived Intangible Assets [Line Items]
Useful Life	4 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Useful Life	4 years